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                             MFS INSTITUTIONAL TRUST

                    MFS INSTITUTIONAL EMERGING EQUITIES FUND
                         (THE "EMERGING EQUITIES FUND")

                 MFS INSTITUTIONAL CORE PLUS FIXED INCOME FUND
                             (THE "CORE PLUS FUND")

                 Supplement to the December 1, 1995 Prospectus


The description of portfolio manager(s) on page 22 of the Prospectus with respect to the Emerging Equities Fund has been deleted and replaced in its entirety by the following:

         "John W. Ballen, a Senior Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1984 and has been one of the Fund's portfolio managers since the Fund's inception. Christian A. Felipe, a Senior Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1986 and has been one of the Fund's portfolio managers since the Fund's inception. Brian
         E. Stack, a Vice President of the Adviser, has been employed as a securities analyst by the Adviser since 1993. Prior to 1993, Mr. Stack was employed by Robertson, Stephens & Co. as a securities analyst. Mr. Stack has been one of the Fund's portfolio managers since January 1, 1996."

The description of portfolio manager(s) on page 22 of the Prospectus with respect to the Core Plus Fund has been deleted and replaced in its entirety by the following:

         "Geoffrey L. Kurinsky, a Senior Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1987. Peter C. Vaream, a Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1992. Prior to 1992, Mr. Vaream was employed by the corporate finance and taxable fixed income departments of First Boston Corporation. Kevin M. Cronin, a Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1993. Prior to 1993, Mr. Cronin was employed by Liberty Mutual Insurance Company as a portfolio manager.

                The date of this Supplement is January 5, 1996.